Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2026	Mar. 31, 2025
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 3,895,722	¥ 3,041,160
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	3,456,811	2,673,102
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	391,538	318,749
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	19,645	14,584
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	27,092	33,847
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	636	878
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	23,782	15,891
Fair value of derivative payables	[2]	24,205	16,267
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	16,440	10,830
Fair value of derivative payables	[2]	16,892	10,910
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	6,725	4,534
Fair value of derivative payables	[2]	6,566	4,813
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	355	261
Fair value of derivative payables	[2]	550	313
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	206	245
Fair value of derivative payables	[2]	134	210
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	57	21
Fair value of derivative payables	[2]	¥ 63	¥ 21

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.